Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Employee Stock Option
Options Outstanding Number of Shares
Beginning Balance			1,468,081
Granted			362,955
Vested			(432,755)
Forfeited			(93,633)
Ending Balance	1,304,648		1,304,648
Weighted Average Exercise Price
Beginning balance			$ 23.45
Granted			$ 45.76
Vested			$ 23.24
Forfeited			$ 22.36
Ending balance	$ 29.81		$ 29.81
Weighted Average Fair Value
Beginning Balance			$ 9.45
Granted	$ 12.24	$ 12.06	$ 14.07
Vested			$ 9.32
Forfeited			$ 9.37
Ending Balance	$ 10.79		$ 10.79